Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2019
Significant accounting policies
Accounting policies followed in interim financial statements

The accounting policies applied in the preparation of these condensed consolidated interim financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2019, except for the adoption of IFRS 16 ’Leases’, and the Amendments to IFRS 9 'Financial Instruments', IAS 39 'Financial Instruments: Recognition and Measurement' and IFRS 7 'Financial Instruments: Disclosure', and IFRIC 23 'Uncertainty Over Income Tax Treatments' with effect from 1 July 2019.